Description of Organization and Business Operations, Liquidity, Capital Resources and Going Concern (Details) - Learn CW Investment Corporation - USD ($)				6 Months Ended		12 Months Ended
	Jun. 28, 2024	Mar. 19, 2024	May 05, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2023	May 03, 2022
Liquidity and Capital Resources [Abstract]
Cash				$ 205,454		$ 116,234	$ 748,857
Amount drawn				1,734,192	$ 0	1,445,000	1,050,000
Outstanding loan amount				$ 3,800,000		2,439,000	1,050,000
Investor [Member] | Working Capital Loans [Member]
Liquidity and Capital Resources [Abstract]
Proceeds from Issuance of Common Stock	$ 3,800,000	$ 3,050,000
Unsecured loan								$ 2,487,000	$ 1,050,000
Amount drawn			$ 1,050,000
Maximum amount of convertible loans	3,800,000	$ 3,050,000						$ 2,487,000
Outstanding loan amount	$ 3,800,000					$ 2,439,000	$ 1,050,000